Income Tax - Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax relating to components of other comprehensive income [abstract]
Net exchange differences on translation of foreign operations	£ 0	£ 2	£ 0
Fair value gains on other financial assets	0	0	0
Remeasurement of retirement benefit obligations	(3)	(2)	20
Tax benefit/(charge) recognised in other comprehensive income	£ (3)	£ 0	£ 20